RETIREMENT PLAN - Deferred Compensation Plan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Percent of EBITDA contributed		0.25%
Contributions	$ 150	$ 0	$ 0	$ 501
Liability		$ 242	$ 1,534
Vesting period		7 years
Vesting percentage, year one		0.00%
Vesting percentage, year two		5.00%
Vesting percentage, year three		15.00%
Vesting percentage, year four		20.00%
Vesting percentage, year five		30.00%
Vesting percentage, year six		50.00%
Vesting percentage, year seven		100.00%
Amount vested		$ 1,223